MFS® Emerging Markets Debt Local Currency Fund
MFS® Emerging Markets Debt Local Currency Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 (at least $100,000 effective December 29, 2014) in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Effective December 29, 2014, the Maximum Sales Charge on Class A shares will be reduced to 4.25%.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Emerging Markets Debt Local Currency Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Emerging Markets Debt Local Currency Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.92%
Total Annual Fund Operating Expenses		1.96%	2.71%	2.71%	1.71%	2.71%	2.21%	1.96%	1.71%	1.67%
Fee Reductions and/or Expense Reimbursements	[1]	(0.86%)	(0.86%)	(0.86%)	(0.86%)	(0.86%)	(0.86%)	(0.86%)	(0.86%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.10% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.85% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.85% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.35% of the fund's average daily net assets annually for Class R2 shares, and 0.84% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 29, 2016.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Emerging Markets Debt Local Currency Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	582	961	1,387	2,568
B	588	1,039	1,538	2,780
C	288	739	1,338	2,962
I	87	433	827	1,929
R1	188	739	1,338	2,962
R2	137	587	1,086	2,459
R3	112	510	957	2,198
R4	87	433	827	1,929
R5	86	424	808	1,888

Expense Example No Redemption MFS® Emerging Markets Debt Local Currency Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	188	739	1,338	2,780
C	188	739	1,338	2,962

Effective December 29, 2014, the row for Class A shares in the above table is restated in its entirety as follows:
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$532	$914	$1,341	$2,529

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets (i) in debt instruments of issuers that are tied economically to emerging market countries and denominated in local currencies and (ii) in derivative instruments with similar economic characteristics to these instruments. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.  MFS may also invest in debt instruments of issuers and derivative instruments that are not tied economically to emerging market countries.

Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, and other obligations to repay money borrowed.

MFS generally focuses on foreign government and government-related debt instruments, but may also invest in corporate debt instruments.

MFS may invest up to 100% of the fund’s assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund’s assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered. MFS may also use a bottom-up investment approach, particularly for corporate debt instruments, selecting investments based on fundamental analysis of individual instruments and their issuers.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Lower quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Focus Risk: The fund’s performance will be closely tied to the market, currency, economic, political, regulatory, geopolitical, and other conditions in the countries or regions in which the fund’s assets are invested and may be more volatile than the performance of more geographically-diversified funds.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2014, was 1.77%. During the period(s) shown in the bar chart, the highest quarterly return was 7.90% (for the calendar quarter ended March 31, 2012) and the lowest quarterly return was (8.21)% (for the calendar quarter ended June 30, 2013).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2013)
Average Annual Returns MFS® Emerging Markets Debt Local Currency Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	B Shares Returns Before Taxes	(14.75%)	(3.53%)	Sep. 15, 2011
C	C Shares Returns Before Taxes	(12.22%)	(2.34%)	Sep. 15, 2011
I	I Shares Returns Before Taxes	(10.36%)	(1.29%)	Sep. 15, 2011
R1	R1 Shares Returns Before Taxes	(11.27%)	(2.29%)	Sep. 15, 2011
R2	R2 Shares Returns Before Taxes	(10.82%)	(1.79%)	Sep. 15, 2011
R3	R3 Shares Returns Before Taxes	(10.59%)	(1.54%)	Sep. 15, 2011
R4	R4 Shares Returns Before Taxes	(10.36%)	(1.29%)	Sep. 15, 2011
R5	R5 Shares Returns Before Taxes	(10.42%)	(1.32%)	Sep. 15, 2011
A	A Shares Returns Before Taxes	(14.84%)	(3.65%)	Sep. 15, 2011
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(15.22%)	(4.35%)
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(8.33%)	(2.96%)
JPMorgan Government Bond Index Emerging Markets Global Diversified	Index Comparison (Reflects no deduction for fees, expenses, or taxes) JPMorgan Government Bond Index Emerging Markets Global Diversified	(8.98%)	0.75%	Sep. 15, 2011

Effective December 29, 2014, the rows for Class A shares in the above table are restated in their entirety as follows:

Average Annual Total Returns

(For the Periods Ended December 31, 2013)

Share Class	1 YEAR	LIFE (INCEPTION 9-15-2011)
Returns Before Taxes
A Shares	(14.39)%	(3.43)%
Returns After Taxes on Distributions
A Shares	(14.77)%	(4.13)%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	(8.08)%	(2.80)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.